Shareholder Report, Average Annual Return (Details) 423800_The Internet Fund_Advisor Class C_TSR Annual {Advisor Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	(10.60%)	11.87%	14.64%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	(9.72%)	11.87%	14.64%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	21.14%	13.35%	17.66%
NASDAQ Composite Index Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index Price
Average Annual Return, Percent	20.36%	12.52%	16.59%